PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 182.8	$ 163.1
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	180.9	160.7
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 0.5	$ 0.2